Allowance for loan losses allocated to each portfolio segment disaggregated on the basis of the Corporation's impairment methodology (Details) (USD $)	Commercial	Residential Real Estate	Consumer and Other Retail	Totals
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2010	$ 0
Loans individually evaluated for impairment	1,111	131		1,242
Loans collectively evaluated for impairment	5,784	1,982	192	7,958
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2011	6,895	2,113	192	9,200
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2011
Loans individually evaluated for impairment	221	82		303
Loans collectively evaluated for impairment	7,307	1,027	172	8,506
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2012	7,359	1,084	152	8,595
Balance of allowance for loan losses allocated to each portfolio segment at Dec. 31, 2012	$ 7,528	$ 1,109	$ 172	$ 8,809